Derivative Liabilities and Collateral Pledged (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Gross amounts of recognized liabilities		$ 135,897	$ 108,339
Derivative Liabilities not subject to master netting agreements		39,500	8,300
Derivatives, Interest Rate Contracts | Subject to Master Netting Agreements
Derivative [Line Items]
Gross amounts of recognized liabilities	[1]	96,363	100,002
Gross amounts offset in the Statement of Condition	[1]	0	0
Net amounts of liabilities presented in the Statement of Condition	[1],[2]	96,363	100,002
Derivative assets available for offset	[1]	(25,953)	(9,972)
Collateral pledged	[1]	(60,746)	(62,172)
Net amount	[1]	$ 9,664	$ 27,858

[1]	2016 and 2015 are comprised entirely of interest rate derivative contracts.
[2]

In cluded in Derivative l iabilities on the Consolidated Statements of Condition. As of December 31 , 2016 and 2015 , $ 39 . 5 million and $ 8.3 million, respectively, of derivative liabilities (primarily fixed income forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.